EXPECTED CREDIT LOSSESS ALLOWANCE (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Charged-off individually significant loans		$ 51,978	$ 47,605
Total provisions and charge-offs		(36,279)	(36,383)
Provisions released		(55,018)
Net charge offs of individually significant loans		15,699	11,222
Provisions for Loan Losses [Member] | Loans to Customers [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans		(15,699)	(11,222)
Provisions established		(516,646)	(544,240)
Total provisions and charge-offs		(532,345)	(555,462)
Provisions released		146,563	135,081
Recovery of loans previously charged off		83,527	78,298
Net charge offs of individually significant loans		(302,255)	(342,083)
Provisions for Loan Losses [Member] | Loans to Customers [Member] | Individual Allowance [Member] | Interbank Loan [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans
Provisions established		(307)	(3,052)
Total provisions and charge-offs		(307)	(3,052)
Provisions released		3,970	83
Recovery of loans previously charged off
Net charge offs of individually significant loans		3,663	(2,969)
Provisions for Loan Losses [Member] | Loans to Customers [Member] | Individual Allowance [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans		(15,699)	(11,222)
Provisions established		(64,658)	(61,002)
Total provisions and charge-offs		(80,357)	(72,224)
Provisions released		55,925	43,183
Recovery of loans previously charged off		11,114	11,142
Net charge offs of individually significant loans		(13,318)	(17,899)
Provisions for Loan Losses [Member] | Loans to Customers [Member] | Individual Allowance [Member] | Contingent Loan [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans
Provisions established		(3,117)	(11,986)
Total provisions and charge-offs		(3,117)	(11,986)
Provisions released		7,001	6,963
Recovery of loans previously charged off
Net charge offs of individually significant loans		3,884	(5,023)
Provisions for Loan Losses [Member] | Loans to Customers [Member] | Group Allowance [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans
Provisions established		(148,681)	(133,855)
Total provisions and charge-offs		(148,681)	(133,855)
Provisions released		20,491	14,432
Recovery of loans previously charged off		21,499	16,043
Net charge offs of individually significant loans		(106,691)	(103,380)
Provisions for Loan Losses [Member] | Loans to Customers [Member] | Group Allowance [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans
Provisions established		(43,621)	(50,892)
Total provisions and charge-offs		(43,621)	(50,892)
Provisions released		11,427	34,246
Recovery of loans previously charged off		10,942	10,041
Net charge offs of individually significant loans		(21,252)	(6,605)
Provisions for Loan Losses [Member] | Loans to Customers [Member] | Group Allowance [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans
Provisions established		(252,038)	(280,544)
Total provisions and charge-offs		(252,038)	(280,544)
Provisions released		46,089	30,790
Recovery of loans previously charged off		39,972	41,072
Net charge offs of individually significant loans		(165,977)	(208,682)
Provisions for Loan Losses [Member] | Loans to Customers [Member] | Group Allowance [Member] | Contingent Loan [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans
Provisions established		(4,224)	(2,909)
Total provisions and charge-offs		(4,224)	(2,909)
Provisions released		1,660	5,384
Recovery of loans previously charged off
Net charge offs of individually significant loans		$ (2,564)	$ 2,475